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January 27, 2012	MUNICH
PARIS
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VIA EDGAR	SHANGHAI
Securities and Exchange Commission	SINGAPORE
100 F Street, N.E.	SYDNEY

Washington, DC 20549

Re:	Gabelli Equity Series Funds, Inc.
(Securities Act File No. 33-41913;
Investment Company Act File No. 811-06367)
Post-Effective Amendment No. 31

Ladies and Gentlemen:

On behalf of Gabelli Equity Series Funds, Inc. (the “Company”), we hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 31 (“Amendment No. 31”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Company’s administrator to indicate all changes from Post-Effective Amendment No. 30 to the Registration Statement that we filed on January 6, 2012 (“Amendment No. 30”), including responses to staff comments on Amendment No. 30, which was subject to a “limited review,” and other updates such as the Company’s audited financial statements. The staff’s comments and our responses are described in detail in this letter.

Amendment No. 31 is scheduled to become automatically effective on January 27, 2012, coincident with the date we have requested for accelerated effectiveness of Amendment No. 30. In that regard, please note that the acceleration requests of both the Company and its principal underwriter were filed on January 24, 2012 pursuant to Rule 461 and Rule 485(a)(3) under the Securities Act.

On January 13 and 23, 2012, we received the staff’s oral comments with respect to its limited review of disclosure in Amendment No. 30 regarding The Gabelli Focus Five Fund (the “Fund”). The Company has considered these comments and has authorized us to make the below responses and the changes to Amendment No. 30 discussed in my follow up call with the staff on January 23 and described below. For ease of reference, we have included the staff’s comments in capitalized text below.

Securities and Exchange Commission

January 27, 2012

COMMENT: IDENTIFY THE TYPES OF SECURITIES OF THE FIVE COMPANIES IN WHICH THE FUND MAY INVEST WITH RESPECT TO ITS FIRST 50% BASKET OF NET ASSETS.

RESPONSE: In the Fund’s “Principal Investment Strategies” section of the Prospectus Summary, we specify that the Fund may invest in “any type of equity security” of the five companies that comprise the first 50% basket of the Fund’s net assets.

COMMENT: STATE WHETHER THE FUND MAY INVEST IN FOREIGN SECURITIES, INCLUDING EMERGING MARKETS; PLEASE STATE AND DISCLOSE THE RISKS.

RESPONSE: The Fund may invest in foreign securities, including those of emerging markets, and we have added a new sentence to that effect in the Fund’s “Principal Investment Strategies” section of the Prospectus Summary. Furthermore, we have identified the associated risks of such investments in the Fund’s “Principal Risks” section of the Prospectus Summary and have described such risks in greater detail in the Prospectus section entitled “Investment Objectives, Investment Strategies, and Related Risks - Risks.”

COMMENT: WITH RESPECT TO THE FUND’S NEW INVESTMENT STRATEGY THAT IS EFFECTIVE IN MARCH 2012, WHAT WILL BE THE MARKET CAPITALIZATION OF ITS INVESTMENTS?

RESPONSE: We have added an explicit statement in the Fund’s “Principal Investment Strategies” section of the Prospectus Summary that the Fund will be able to invest in securities of all companies, “regardless of the size of capitalization.”

COMMENT: WE NOTE THAT UP TO 50% OF THE FUND’S NET ASSETS MAY BE INVESTED IN “SHORT TERM HIGH GRADE INVESTMENTS OR CASH AND CASH EQUIVALENTS.” IN LIGHT OF THE FUND’S INVESTMENT OBJECTIVE OF “A HIGH LEVEL OF CAPITAL APPRECIATION,” CONSIDER ADDING RISK DISCLOSURE REGARDING THE FUND’S ABILITY TO ACHIEVE ITS INVESTMENT OBJECTIVE WHEN IT SO INVESTS.

RESPONSE: At the end of the sentence in the Fund’s “Principal Investment Strategies” section of the Prospectus Summary that describes such short term investments, we have added the following new disclosure:

“however, to the extent the Fund invests in such short-term investments, it will be less likely to achieve its investment objective.”

COMMENT: IN THE INTRODUCTORY PARAGRAPH IN THE FUND’S “PERFORMANCE” SECTION OF THE PROSPECTUS SUMMARY, CLARIFY THAT THE PERFORMANCE DATA IS BASED ON THE FUND’S PRIOR INVESTMENT STRATEGY.

Securities and Exchange Commission

January 27, 2012

RESPONSE: We have revised the first sentence of that paragraph by adding the following parenthetical, as follows:

“The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (based on the Focus Five Fund’s prior investment strategy in effect through calendar year 2011) by showing changes in the Focus Five Fund’s Class AAA Shares performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and the life of the Focus Five Fund compare with those of a broad based securities market index.”

COMMENT: IN RESPONSE TO FORM N-1A, ITEM 9, PLEASE ADD DISCLOSURE STATING THE FUND’S INVESTMENT STRATEGY COMMENCING IN MARCH 2012.

RESPONSE: In the Prospectus section entitled “Investment Objectives, Investment Strategies, and Related Risks – Investment Strategies,” we have added disclosure under a new subsection entitled “Focus Five Fund (after March 9, 2012).”

If your staff has any questions or comments concerning this letter or Amendment No. 31, they should call me at (212) 735-2913.

Very truly yours,

/s/ Leslie Lowenbraun

Leslie Lowenbraun

Enclosures

cc:	Laura Hatch

(Securities and Exchange Commission)

Bruce Alpert

Agnes Mullady

Helen Robichaud

Arlene Lonergan

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